Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation
Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forwards contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) of the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

Revenue Recognition
Revenue Recognition — Monthly, MS&Co. credits the Partnership with interest income on 100% of the average daily equity maintained in cash in the Partnership's account during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate.  For purposes of these interest credits, daily funds do not include monies due to the Partnership on or with respect to futures, forwards, or options contracts that have not been received.  MS&Co. and Ceres will retain any interest earned in excess of the interest paid to the Partnership.

Fair Value of Financial Instruments
 Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") guidance relating to financial instruments, approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation — The Partnership's functional currency is the U.S. dollar; however, the Partnership may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period.  The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit
Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 8. Financial Highlights).

Trading Equity
Trading Equity — The Partnership's asset "Trading Equity," reflected on the Statements of Financial Condition, consists of (a) cash on deposit with MS&Co. and MSIP to be used as margin for trading and (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value.

The Partnership in its normal course of business enters into various contracts with MS&Co. and MSIP acting as its commodity brokers. Pursuant to brokerage agreements with Morgan Stanley Wealth Management, MS&Co. and MSIP, to the extent that such trading results in unrealized gains or losses, these amounts are offset for the Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnership has offset its unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of its master netting agreement with MS&Co., as the counterparty on such contracts. The Partnership has consistently applied its right to offset.

Restricted and Unrestricted Cash
Restricted and Unrestricted Cash — As reflected on the Partnership's Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on offset LME positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs
Brokerage and Related Transaction Fees and Costs — The Partnership pays Morgan Stanley Wealth Management a flat-rate monthly brokerage fee of 1/12 of 2% of the Partnership's net assets as of the first day of each month (a 2% annual rate), as described in the Partnership's Memorandum.  Morgan Stanley Wealth Management then reimburses the Partnership for all fees and costs charged or incurred by the Commodity Brokers for trades executed on behalf of the Partnership.  Such fees cover all brokerage fees, transaction fees and costs, and ordinary administrative and offering expenses.

Effective June 1, 2011, the Partnership paid MS&Co. a flat rate monthly brokerage fee of 1/12 of 2%.

Prior to June 1, 2011, and October 1, 2010, the Partnership paid MS&Co. a flat-rate brokerage fee of 5.375% and 6%, respectively.

Placement Agent Fees
Placement Agent Fees  — Limited partners are not charged an initial sales commission.  The Partnership pays the Placement Agent ongoing compensation on a monthly basis equal to a percentage of the net asset value (as defined in the Memorandum) of a limited partner's Unit as of the beginning of each month.  The applicable rate payable by each limited partner is determined by the Class of Units held by such limited partner.  The Partnership pays the Placement Agent the following percentage in accordance with the following schedule.

Class of Units	Annualized Rate (%)
A	3.375%
D	0.75%

The Placement Agent pays a portion of the ongoing Placement Agent fees it received from the Partnership to the Morgan Stanley Financial Advisor or Private Wealth Advisor responsible for selling the Units to the limited partner.

There was no change in total fees for existing limited partners as all Units outstanding at December 31, 2012, were Class A Units.

Operating Expenses
Operating Expenses — The Partnership incurs monthly management fees and may incur an incentive fee.  All common administrative and continuing offering expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by Morgan Stanley Wealth Management through the brokerage fees paid by the Partnership.

Continuing Offering
Continuing Offering  — Units of the Partnership are offered at a price equal to 100% of the net asset value per Unit as of the first day of each month at the final net asset value per Unit as of the last day of the immediately preceding month.  The minimum subscription amount in Class A Units in the Partnership is $25,000 ($10,000 for ERISA/IRA investors), subject to the discretion of Ceres to accept a lower amount.  Certain investors are eligible to purchase Class D Units upon investing a minimum of $5,000,000 in the Partnership.  The Class of Units that a limited partner receives upon a subscription will generally depend upon the aggregate amount invested in the Partnership, although the General Partner may determine to offer Class A or Class D Units to an investor in its sole discretion, regardless of investment amount.  Additional subscriptions can be made in a minimum amount of $10,000, subject to the discretion of Ceres to accept a lower amount.   The request for subscriptions must be delivered to a limited partner's Morgan Stanley Wealth Management Branch Office in time for it to be forwarded to and received by Ceres, no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

No selling commissions or charges related to the initial offering of Units are paid by the limited partners or the Partnership.  MS&Co. pays all such costs.

Redemptions
Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month (a "Redemption Date").  The request for redemptions must be delivered to a limited partner's Morgan Stanley Wealth Management Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the third business day before the end of the month.  A limited partner must maintain a minimum investment of 300 Units in the Partnership unless such limited partner is redeeming the entire interest in the Partnership.  Ceres may cause a limited partner to withdraw from the Partnership at any time and for any reason upon at least five days' written notice.  Ceres may also, in its sole discretion, permit redemptions by limited partners in any amount at any time.

The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010 were as follows:

2012	2011	2010
$	$	$
–	–	53,278

Exchanges
Exchanges — Limited partners may redeem some or all of their Units at 100% of the value per Unit of the Partnership on the Redemption Date and use the proceeds to purchase units in any other commodity pool operated by Ceres that is open to investment.  Limited partners may also redeem units in any other commodity pool operated by Ceres and use the proceeds to purchase Units in the Partnership.  The request for exchanges must be delivered to a limited partner's Morgan Stanley Wealth Management Branch Office in time for it to be forwarded and received by Ceres, no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

Distributions
 Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnership's profits.

Income Taxes
Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of the Partnership's revenue and expenses for income tax purposes. The Partnership files U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes clarifies the accounting for uncertainty in income taxes recognized in the Partnership's financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnership has concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2012 and 2011. If applicable, the Partnership recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, 2009 through 2012 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships	Dissolution of the Partnership — The Partnership will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in the Memorandum.
Litigation Settlement
Litigation Settlement — On July 28, 2010, the Partnership received a settlement award payment in the amount of $20,678 from the natural Gas Litigation Settlement Administrator.  This settlement represents the Partnership's portion of the 2006 Net Settlement Fund and the 2007 Net Settlement Fund.  The proceeds from settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

Other Pronouncements
Other Pronouncements

On October 1, 2012, the FASB issued Accounting Standards Update ("ASU") 2012-04 "Technical Corrections and Improvements", which makes minor technical corrections and clarifications to ASC 820, "Fair Value Measurements and Disclosures". When the FASB issued Statement 157 (codified in ASC 820), it conformed the use of the term "fair value" in certain pre-Codification standards but not others. ASU 2012-04 conforms the term's use throughout the ASC "to fully reflect the fair value measurement and disclosure requirements" of ASC 820. The ASU also amends the requirements that must be met for an investment company to qualify for the exemption from presenting a statement of cash flows. Specifically, it eliminates the requirements that substantially all of an entity's investments be carried at "market value" and that the investments be highly liquid. Instead, it requires substantially all of the entity's investments to be carried at "fair value" and classified as Level 1 or Level 2 measurements under ASC 820. The amendments are effective for fiscal periods beginning after December 15, 2012. The adoption of this ASU will not have a significant impact on the Partnerships' financial statements.

In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities", which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangements associated with its financial instruments and derivative instruments. Subsequently in January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which clarifies the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnership would also provide the disclosures retrospectively for all comparative periods presented.  The Partnership is currently evaluating the impact that these pronouncements would have on the financial statements.

In October 2011, the FASB issued a proposed ASU intended to improve and converge financial reporting by setting forth consistent criteria for determining whether an entity is an investment company.  Under longstanding U.S. GAAP, investment companies carry all of their investments at fair value, even if they hold a controlling interest in another company.  The primary changes being proposed by the FASB relate to which entities would be considered investment companies as well as certain disclosure and presentation requirements.  In addition to the changes to the criteria for determining whether an entity is an investment company, the FASB also proposes that an investment company would be required to consolidate another investment company if it holds a controlling financial interest in the entity.  In August 2012, the FASB updated the proposed ASU to state that entities regulated under Investment Company Act of 1940 should qualify to be investment companies within the proposed investment company guide.  The Partnership will evaluate the impact that this proposed update would have on the financial statements once the pronouncement is issued.